INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Loss Before Income Taxes And Provision For Income Taxes [Table Text Block]
The Group’s income / (loss) before income taxes and extraordinary item consists of the following:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Continuing operations

U.S.	1,371	8,305	(10,757)	(14,708)
PRC, excluding Hong Kong	3,321	20,105	(92,897)	(164,499)
Hong Kong	(388)	(2,351)	(13,231)	(69,603)
Other foreign jurisdictions	176	1,066	289	(127)
	4,480	27,125	(116,596)	(248,937)

Discontinued operations

U.S.	1,847	11,183	-	-
PRC, excluding Hong Kong	5,353	32,404	161,729	214,921
Hong Kong	(6,815)	(41,256)	10,384	(103,329)
Other foreign jurisdictions	10	59	(971)	(321)
	395	2,390	171,142	111,271

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Continuing operations
Current tax
PRC, excluding Hong Kong	750	4,541	4,248	1,060
Hong Kong	258	1,559	1	91
Deferred tax
Hong Kong	(317)	(1,918)	(1,918)	(2,468)
	691	4,182	2,331	(1,317)

Discontinued operations
Current tax
PRC, excluding Hong Kong	262	1,584	1,484	7,139
Hong Kong	438	2,651	4,279	7,986
Deferred tax
Hong Kong	(1,531)	(9,266)	(2,255)	(2,255)
	(831)	(5,031)	3,508	12,870
Income tax (benefit)/expense	(140)	(849)	5,839	11,553

Schedule Of Prc Statutory Tax Rate To Earnings Loss Before Income Tax [Table Text Block]
Reconciliation between income tax expense and the amount that result by applying the PRC statutory tax rate to income / (loss) before income taxes is as follows:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Income / (loss) before income taxes	4,875	29,515	54,546	(137,666)

PRC statutory tax rate	25%	25%	25%	25%
Computed “expected” income tax expense / (benefit)	1,219	7,379	13,637	(34,417)
Effect of PRC preferential income tax rate	—	—	—	(471)
Effect of PRC tax holiday	(3,574)	(21,638)	(29,113)	(33,947)
PRC R&D bonus deduction	—	—	—	(1,617)
Tax rate differential for U.S and Hong Kong entities	903	5,465	(726)	13,375
Entities of other foreign jurisdictions not subject to income tax	(47)	(282)	171	112
Change in valuation allowance	(341)	(2,065)	3,921	(1,544)
Non-taxable items:
Interest income	(1)	(2)	(61)	(63)
Foreign exchange gain	(59)	(354)	(455)	(56)
Disposal of subsidiaries	(1,160)	(7,024)	(17)	—
Other non-taxable income	—	—	(485)	—
Non-deductible items:
Impairment loss of goodwill	—	—	—	43,146
Allowance for doubtful accounts	69	416	—	384
Share-based compensation	2,077	12,575	16,486	16,679
Professional fees	—	—	—	2,462
Foreign exchange loss	25	152	827	—
Other non-deductible items	72	433	499	595
Deemed income for income tax purposes	677	4,096	1,155	6,915
Income tax (benefit)/expense	(140)	(849)	5,839	11,553

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	2013	2013	2012
	USD	RMB	RMB
Deferred tax assets:
Tax loss carryforwards	883	5,346	13,244
Valuation allowance	(883)	(5,346)	(13,244)

Net deferred tax asset	—	—	—

Deferred tax liabilities:
Intangible assets	(1,663)	(10,070)	(21,254)

Net deferred tax liabilities	(1,663)	(10,070)	(21,254)

Summary of Valuation Allowance [Table Text Block]
The movements of the valuation allowance are as follows:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Balance at the beginning of the year	2,188	13,244	9,880	11,424
Addition of valuation allowance	580	3,509	5,663	5,171
Reduction of valuation allowance	(921)	(5,574)	(1,742)	(6,715)
Disposal of subsidiaries	(964)	(5,833)	(557)	—
Balance at the end of the year	883	5,346	13,244	9,880

Reconciliation of Unrecognized Tax Benefits Excluding Amounts Pertaining to Examined Tax Returns [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2013, 2012 and 2011 is as follows:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—	—
Addition related to current year tax positions	2,680	16,226	—	—
Balance at the end of the year	2,680	16,226	—	—